Financial risk management - Schedule of fair value of derivatives (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivatives | Derivative liabilities measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities	€ 3,729	€ 21,961
Derivatives | Derivatives liabilities measured at fair value through profit or loss
Financial risk management
Derivative financial liabilities	0	(403)
Interest rate swap | Derivative liabilities measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities	3,609	11,789
FX forward contracts | Derivative liabilities measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities		5,338
Option collars | Derivative liabilities measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities		810
Time value through OCI | Derivative liabilities measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities	120	3,621
Derivatives ineffective hedges | Derivatives liabilities measured at fair value through profit or loss | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial liabilities		403
Derivatives | Derivative assets measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial assets	5,470	338
Interest rate swap - recycled through OCI | Derivative assets measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial assets	397	€ 338
Interest rate swap | Derivative assets measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial assets	441
FX forward contracts | Derivative assets measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial assets	1,950
Time value through OCI | Derivative assets measured at fair value | Level 2 of fair value hierarchy [member]
Financial risk management
Derivative financial assets	€ 2,682